Exhibit 99
Ford Credit Auto Owner Trust 2009-D
Monthly Investor Report

Collection Period Payment Date Transaction Month	December 2009 1/15/2010 4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$2,499,998,528.48	132,807	52.8 months

Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$640,000,000.00	0.3574%	September 15, 2010
Class A-2 Notes	$409,000,000.00	1.210%	January 15, 2012
Class A-3 Notes	$805,000,000.00	2.170%	October 15, 2013
Class A-4 Notes	$219,800,000.00	2.980%	August 15, 2014
Class B Notes	$65,500,000.00	3.710%	December 15, 2014
Class C Notes	$43,700,000.00	4.250%	May 15, 2015
Class D Notes	$43,700,000.00	8.140%	February 15, 2016

Total	$2,226,700,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections			$8,998,652.12

Principal:
Principal Collections			$49,188,913.30
Prepayments in Full			$18,951,232.94
Liquidation Proceeds			$1,102,568.54
Recoveries			$1,688.78

Sub Total			$69,244,403.56

Collections			$78,243,055.68

Purchase Amounts:
Purchase Amounts Related to Principal			$501,424.69
Purchase Amounts Related to Interest			$3,732.24

Sub Total			$505,156.93

Clean-up Call			$0.00

Reserve Account Draw Amount			$0.00

Available Funds — Total			$78,748,212.61

Ford Credit Auto Owner Trust 2009-D
Monthly Investor Report

Collection Period Payment Date Transaction Month	December 2009 1/15/2010 4
III. DISTRIBUTIONS

				Carryover	Remaining
Available Funds	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$78,748,212.61
Servicing Fee	$1,796,241.89	$1,796,241.89	$0.00	$0.00	$76,951,970.72
Interest — Class A-1 Notes	$84,622.05	$84,622.05	$0.00	$0.00	$76,867,348.67
Interest — Class A-2 Notes	$412,408.33	$412,408.33	$0.00	$0.00	$76,454,940.34
Interest — Class A-3 Notes	$1,455,708.33	$1,455,708.33	$0.00	$0.00	$74,999,232.01
Interest — Class A-4 Notes	$545,836.67	$545,836.67	$0.00	$0.00	$74,453,395.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$74,453,395.34
Interest — Class B Notes	$202,504.17	$202,504.17	$0.00	$0.00	$74,250,891.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$74,250,891.17
Interest — Class C Notes	$154,770.83	$154,770.83	$0.00	$0.00	$74,096,120.34
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$74,096,120.34
Interest — Class D Notes	$296,431.67	$296,431.67	$0.00	$0.00	$73,799,688.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$73,799,688.67
Regular Principal Payment	$274,960,180.48	$73,799,688.67	$0.00	$0.00	$0.00
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$78,748,212.61

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$73,799,688.67

Total					$73,799,688.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments
		Per $1,000 of		Per $1,000 of	Total Payment
		Original		Original		Per $1,000 of
	Actual	Balance	Actual	Balance	Actual	Original Balance
Class A-1 Notes	$73,799,688.67	$115.31	$84,622.05	$0.13	$73,884,310.72	$115.44
Class A-2 Notes	$0.00	$0.00	$412,408.33	$1.01	$412,408.33	$1.01
Class A-3 Notes	$0.00	$0.00	$1,455,708.33	$1.81	$1,455,708.33	$1.81
Class A-4 Notes	$0.00	$0.00	$545,836.67	$2.48	$545,836.67	$2.48
Class B Notes	$0.00	$0.00	$202,504.17	$3.09	$202,504.17	$3.09
Class C Notes	$0.00	$0.00	$154,770.83	$3.54	$154,770.83	$3.54
Class D Notes	$0.00	$0.00	$296,431.67	$6.78	$296,431.67	$6.78

Total	$73,799,688.67		$3,152,282.05		$76,951,970.72

Ford Credit Auto Owner Trust 2009-D
Monthly Investor Report

Collection Period	December 2009
Payment Date	1/15/2010
Transaction Month	4
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$274,960,180.48	0.4296253	$201,160,491.81	0.3143133
Class A-2 Notes	$409,000,000.00	1.0000000	$409,000,000.00	1.0000000
Class A-3 Notes	$805,000,000.00	1.0000000	$805,000,000.00	1.0000000
Class A-4 Notes	$219,800,000.00	1.0000000	$219,800,000.00	1.0000000
Class B Notes	$65,500,000.00	1.0000000	$65,500,000.00	1.0000000
Class C Notes	$43,700,000.00	1.0000000	$43,700,000.00	1.0000000
Class D Notes	$43,700,000.00	1.0000000	$43,700,000.00	1.0000000

Total	$1,861,660,180.48	0.8360624	$1,787,860,491.81	0.8029193

Pool Information
Weighted Average APR		4.972%		4.960%
Weighted Average Remaining Term		49.54		48.77
Number of Receivables Outstanding		120,375		118,222
Pool Balance		$2,155,490,264.10		$2,084,840,687.36
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$1,881,422,139.01		$1,821,016,848.84
Pool Factor		0.8621966		0.8339368

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance				$24,999,985.28
Targeted Credit Enhancement Amount				$31,272,610.31
Yield Supplement Overcollateralization Amount				$263,823,838.52
Targeted Overcollateralization Amount				$270,096,463.55
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)				$296,980,195.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance				$24,999,985.28
Reserve Account Deposits Made				$0.00
Reserve Account Draw Amount				$0.00

Ending Reserve Account Balance				$24,999,985.28
Change in Reserve Account Balance				$0.00

Specified Reserve Balance				$24,999,985.28

Ford Credit Auto Owner Trust 2009-D
Monthly Investor Report

Collection Period Payment Date Transaction Month	December 2009 1/15/2010 4
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	309	$906,039.80
(Recoveries)	7	$1,688.78

Net Losses for Current Collection Period		$904,351.02
Cumulative Net Losses Last Collection Period		$971,276.92

Cumulative Net Losses for all Collection Periods		$1,875,627.94

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.50%
Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	0.97%	1,077	$20,126,921.91
61-90 Days Delinquent	0.09%	93	$1,950,567.16
91-120 Days Delinquent	0.04%	28	$749,376.79
Over 120 Days Delinquent	0.01%	13	$293,870.75

Total Delinquent Receivables	1.11%	1,211	$23,120,736.61

Repossesion Inventory:

Repossesed in the Current Collection Period		102	$2,045,507.84
Total Repossesed Inventory		131	$2,816,887.78

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1663%
Preceding Collection Period			0.3003%
Current Collection Period			0.5119%
Three Month Average			0.3262%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0537%
Preceding Collection Period			0.1005%
Current Collection Period			0.1133%
Three Month Average			0.0892%